Subsequent Events (Details) R in Millions, $ in Millions									1 Months Ended	12 Months Ended
	Oct. 08, 2020 ZAR (R)	Oct. 08, 2020 USD ($)	Oct. 06, 2020 ZAR (R)	Jul. 08, 2020 ZAR (R)	Jul. 08, 2020 USD ($)	Jul. 06, 2020 ZAR (R)	Jul. 02, 2020 ZAR (R)	Jul. 02, 2020 USD ($)	Jul. 31, 2020	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Sep. 30, 2020 ZAR (R)	Sep. 30, 2020 USD ($)	Jul. 06, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Nov. 30, 2018 ZAR (R)
US $200 Bridge Loan Facility (Secured Loan) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | $														$ 200	$ 200
R2 billion facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | R										R 2,000							R 2,000
Repayments of non-current borrowings | R			R 600			R 300				R 1,100	R 200
US$400 million facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | $															$ 400	$ 400
Repayments of non-current borrowings	R 497	$ 30		R 339	$ 20		R 340	$ 20
Extension term of facility									1 year
Anglo Gold Ashanti remaining South African operations [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid												R 3,366	$ 200